Income Tax - Summary Of Components Of Income Tax Expense (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current income taxes	$ 17,945	$ 13,135
Deferred income taxes	3,265	43,422
Income tax expense from continuing operations	$ 21,210	$ 56,557